Exhibit 99.1

World Omni Auto Receivables Trust 2014-B

Monthly Servicer Certificate

November 30, 2016

Dates Covered
Collections Period	11/01/16 - 11/30/16
Interest Accrual Period	11/15/16 - 12/14/16
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/16	410,292,748.18	26,583
Yield Supplement Overcollateralization Amount 10/31/16	11,094,151.81	0
Receivables Balance 10/31/16	421,386,899.99	26,583
Principal Payments	16,998,478.01	460
Defaulted Receivables	1,040,349.73	50
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/16	10,398,837.56	0
Pool Balance at 11/30/16	392,949,234.69	26,073

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	37.94%

Prepayment ABS Speed	1.35%

Overcollateralization Target Amount	17,682,715.56
Actual Overcollateralization	17,682,715.56

Weighted Average APR	3.62%
Weighted Average APR, Yield Adjusted	5.27%
Weighted Average Remaining Term	41.33

Delinquent Receivables:
Past Due 31-60 days	7,196,633.03	383
Past Due 61-90 days	2,009,014.74	108
Past Due 91-120 days	388,714.34	22
Past Due 121+ days	0.00	0
Total	9,594,362.11	513

Total 31+ Delinquent as % Ending Pool Balance	2.44%

Recoveries	546,673.48

Aggregate Net Losses/(Gains) - November 2016	493,676.25

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.41%
Prior Net Losses Ratio	1.45%
Second Prior Net Losses Ratio	1.54%
Third Prior Net Losses Ratio	1.14%
Four Month Average	1.39%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.30%

Flow of Funds	$ Amount

Collections	18,768,247.71
Advances	(4,541.18)
Investment Earnings on Cash Accounts	4,892.45
Servicing Fee	(351,155.75)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	18,417,443.23

Distributions of Available Funds
(1) Class A Interest	400,964.60
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	16,563,055.38
(7) Distribution to Certificateholders	1,419,737.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,417,443.23

Servicing Fee	351,155.75
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 11/15/16	391,829,574.51
Principal Paid	16,563,055.38
Note Balance @ 12/15/16	375,266,519.13

Class A-1
Note Balance @ 11/15/16	0.00
Principal Paid	0.00
Note Balance @ 12/15/16	0.00
Note Factor @ 12/15/16	0.0000000%

Class A-2a
Note Balance @ 11/15/16	0.00
Principal Paid	0.00
Note Balance @ 12/15/16	0.00
Note Factor @ 12/15/16	0.0000000%

Class A-2b
Note Balance @ 11/15/16	0.00
Principal Paid	0.00
Note Balance @ 12/15/16	0.00
Note Factor @ 12/15/16	0.0000000%

Class A-3
Note Balance @ 11/15/16	263,499,574.51
Principal Paid	16,563,055.38
Note Balance @ 12/15/16	246,936,519.13
Note Factor @ 12/15/16	69.7560789%

Class A-4
Note Balance @ 11/15/16	107,600,000.00
Principal Paid	0.00
Note Balance @ 12/15/16	107,600,000.00
Note Factor @ 12/15/16	100.0000000%

Class B
Note Balance @ 11/15/16	20,730,000.00
Principal Paid	0.00
Note Balance @ 12/15/16	20,730,000.00
Note Factor @ 12/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	434,650.85
Total Principal Paid	16,563,055.38
Total Paid	16,997,706.23

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.53817%
Coupon	0.76817%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	250,324.60
Principal Paid	16,563,055.38
Total Paid to A-3 Holders	16,813,379.98

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4397831
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.7586286
Total Distribution Amount	17.1984117

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7071316
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.7882920
Total A-3 Distribution Amount	47.4954236

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/16	88,763.26
Balance as of 11/30/16	84,222.08
Change	(4,541.18)

Reserve Account
Balance as of 11/15/16	2,527,722.68
Investment Earnings	621.63
Investment Earnings Paid	(621.63)
Deposit/(Withdrawal)	-
Balance as of 12/15/16	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68